Deposits (Schedule of Maturities of Time Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
2018	$ 185,752
2019	71,222
2020	27,584
2021	17,380
2022	18,217
Thereafter	139
Time Deposits, Total	$ 320,294	$ 295,557